BALANCE SHEET	Mar. 31, 2026 USD ($)
ASSETS
Prepaid expenses – current asset	$ 10,700
Deferred offering costs	908,297
Total Assets	918,997
Current Liabilities:
Accrued expenses	18,856
Accrued offering costs	46,036
Promissory note - related party	10,700
Total Current Liabilities	75,592
Shareholders' Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding at March 31, 2026	0
Ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 4,033,333 shares issued and outstanding at March 31, 2026	403	[1],[2]
Additional paid-in capital	888,597
Subscription share receivable	(26,739)
Accumulated deficit	(18,856)
Total Shareholders' Equity	843,405
Total Liabilities and Shareholders' Equity	$ 918,997

[1]	Includes an aggregate of up to 500,000 ordinary shares subject to forfeiture if the over-allotment is not exercised in full or in part by the underwriter (See Notes 5 and 7).
[2]	On [ ], 2026, the Company effected a 1 for 1.33333 share split of the founder shares and EBC founder shares, resulting in the Sponsor holding an aggregate of 3,833,333 founder shares, and EBC holding 266,667 EBC founder shares. On the same day, EBC agreed to forfeit and cancel 66,667 EBC founder shares. All share and per share data has been retrospectively presented.